K&L GATES LLP 599 LEXINGTON AVENUE NEW YORK, NY 10022 T +1 212 536 3900 F +1 212 536 3901 klgates.com

September 9, 2016

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          Absolute Shares Trust
File Nos. 333-192733 and 811-22917
Post-Effective Amendment No. 9
Ladies and Gentlemen:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Absolute Shares Trust (the “Trust”) is Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
The primary purpose of this filing is to register the WBI Power Factor High Dividend Shares as a new series of the Trust.
The Trust elects that this filing become effective 75 days after filing pursuant to Rule 485(a)(2) under the Securities Act. If you have any questions or comments concerning the foregoing, please call me at (212) 536-3988.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

Attachments

cc:          Matthew Bromberg
              WBI Investments, Inc.